Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Vessels Net
Vessels, net (Table)

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2020	$1,167,909	$(283,009)	$884,900
Depreciation	—	(31,710)	(31,710)
Balance December 31, 2021	$1,167,909	$(314,719)	$853,190
Additions	3,721	—	3,721
Depreciation	—	(31,806)	(31,806)
Balance December 31, 2022	$1,171,630	$(346,525)	$825,105